Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Net interest income	[1]	€ 3,101	€ 3,673	€ 6,362	€ 7,028
Trading income	[1],[2]	1,030	106	792	890
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss		143	189	64	319
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss		(466)	(124)	83	(322)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss		708	171	939	887
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		3,808	3,844	7,301	7,916
Corporate Bank		804	646	1,550	1,317
Commercial Banking		280	276	538	545
Global Transaction Banking		524	370	1,012	772
Investment Bank		2,434	1,418	3,869	3,137
FIC Sales & Trading		2,392	1,462	3,769	3,261
Remaining Products		42	(44)	100	(124)
Private Bank		882	739	1,607	1,432
Asset Management		25	(1)	(160)	39
Capital Release Unit		(158)	126	36	392
Corporate & Other		(179)	916	398	1,598
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		€ 3,808	€ 3,844	€ 7,301	€ 7,916

[1]	Prior period comparatives have been restated. EUR42million and EUR95million were reclassified from Net interest income to Trading Income for the three months and six months ended June 30, 2019, respectively.
[2]	Trading income includes gains and losses from derivatives not qualifying for hedge accounting.